Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The table below provides a summary of the assets and liabilities included on the Consolidated Balance Sheets associated with unconsolidated VIEs. The table also presents our maximum exposure to loss which consists of outstanding book basis and unfunded commitments for future investments, and represents potential losses that would be incurred under hypothetical circumstances, such that the value of BancShares’ interests and any associated collateral declines to zero and assuming no recovery. BancShares believes the possibility is remote under this hypothetical scenario; accordingly, this disclosure is not an indication of expected loss. As disclosed in Note 2—Business Combinations, the following tables as of December 31, 2023 include VIEs acquired in the SVBB Acquisition.

Unconsolidated VIEs Carrying Value

dollars in millions	December 31, 2023	December 31, 2022
Affordable housing tax credit investments	$1,887	$598
Other tax credit equity investments	3	5
Total tax credit equity investments	$1,890	$603
Other unconsolidated investments	162	159
Total assets (maximum loss exposure) (2)	$2,052	$762
Liabilities for commitments to tax credit investments (3)	$947	$295
(1)    These investments provide tax benefits to investors in the form of tax deductions from operating losses and tax credits. During 2023, 2022, and 2021, BancShares recorded $169 million, $60 million, and $22 million, respectively, in tax provisions under the proportional amortization method. During 2023, 2022, and 2021, BancShares recognized total tax benefits of $176 million, $77 million, and $26 million, which included tax credits of $157 million, $60 million, and $22 million, respectively, recorded in income taxes. See Note 1 – Significant Accounting Policies and Basis of Presentation for additional information.
(2) Included in other assets.
(3)    Represents commitments to invest in qualified affordable housing investments and other investments qualifying for community reinvestment tax credits. These commitments are payable on demand and are included in other liabilities.